Fair Value Measurements (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	$ 2,592,068	$ 536,300	$ 14,301,100
Fair value assets transfers	0	0
Level 1
Assets:
Cash and investments held in Trust Account			483,012,312
Level 1 | Cash [Member]
Assets:
Cash and investments held in Trust Account	10,683,049
Level 1 | Money Market Funds [Member]
Assets:
Cash and investments held in Trust Account		487,268,822
Level 1 | Public Warrant
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	1,400,700	289,800	7,728,000
Level 3 | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	$ 1,191,368	$ 246,500	$ 6,573,100